Intangible and Other Long-Term Assets - Schedule of Balances (Details) - MXN ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Schedule of Intangible Assets Balance [Line Items]
Intangible assets and goodwill		$ 2,262,605	$ 2,298,081
Republic trade mark [Member]
Schedule of Intangible Assets Balance [Line Items]
Intangible assets		$ 110,476	$ 90,995
Amortization period (years)	[1]
Customers list [Member]
Schedule of Intangible Assets Balance [Line Items]
Amortization period (years)		20 years	20 years
Republic [Member]
Schedule of Intangible Assets Balance [Line Items]
Intangible assets	[2]	$ 110,476	$ 90,995
Customers list One [Member]
Schedule of Intangible Assets Balance [Line Items]
Amortization period (years)		9 years	9 years
San 42 trademark [Member]
Schedule of Intangible Assets Balance [Line Items]
Intangible assets	[3]	$ 329,600	$ 329,600
Amortization period (years)	[1],[3]
Goodwill [Member]
Schedule of Intangible Assets Balance [Line Items]
Intangible assets	[3]	$ 1,814,160	$ 1,814,160
Amortization period (years)	[1],[3]
Grupo San [Member]
Schedule of Intangible Assets Balance [Line Items]
Intangible assets	[4]	$ 2,143,760
Total [Member]
Schedule of Intangible Assets Balance [Line Items]
Intangible assets		2,254,236	$ 2,234,755
Other assets [Member]
Schedule of Intangible Assets Balance [Line Items]
Intangible assets		8,369	63,326
Gross carrying amount [member]
Schedule of Intangible Assets Balance [Line Items]
Intangible assets	[4]		2,143,760
Gross carrying amount [member]
Schedule of Intangible Assets Balance [Line Items]
Intangible assets and goodwill		4,535,747	4,559,330
Gross carrying amount [member] | Republic trade mark [Member]
Schedule of Intangible Assets Balance [Line Items]
Intangible assets		110,476	90,995
Gross carrying amount [member] | Customers list [Member]
Schedule of Intangible Assets Balance [Line Items]
Intangible assets		67,442	55,549
Gross carrying amount [member] | Republic [Member]
Schedule of Intangible Assets Balance [Line Items]
Intangible assets	[2]	177,918	146,544
Gross carrying amount [member] | Customers list One [Member]
Schedule of Intangible Assets Balance [Line Items]
Intangible assets		2,205,700	2,205,700
Gross carrying amount [member] | San 42 trademark [Member]
Schedule of Intangible Assets Balance [Line Items]
Intangible assets	[3]	329,600	329,600
Gross carrying amount [member] | Goodwill [Member]
Schedule of Intangible Assets Balance [Line Items]
Intangible assets	[3]	1,814,160	1,814,160
Gross carrying amount [member] | Grupo San [Member]
Schedule of Intangible Assets Balance [Line Items]
Intangible assets	[4]	4,349,460
Gross carrying amount [member] | Total [Member]
Schedule of Intangible Assets Balance [Line Items]
Intangible assets		4,527,378	4,496,004
Gross carrying amount [member] | Other assets [Member]
Schedule of Intangible Assets Balance [Line Items]
Intangible assets		8,369	63,326
Gross carrying amount [member] | Gross carrying amount [member]
Schedule of Intangible Assets Balance [Line Items]
Intangible assets	[4]		4,349,460
Accumulated amortization [Member]
Schedule of Intangible Assets Balance [Line Items]
Intangible assets and goodwill		2,273,142	2,261,249
Accumulated amortization [Member] | Customers list [Member]
Schedule of Intangible Assets Balance [Line Items]
Intangible assets		67,442	55,549
Accumulated amortization [Member] | Republic [Member]
Schedule of Intangible Assets Balance [Line Items]
Intangible assets	[2]	67,442	55,549
Accumulated amortization [Member] | Customers list One [Member]
Schedule of Intangible Assets Balance [Line Items]
Intangible assets		2,205,700	2,205,700
Accumulated amortization [Member] | Grupo San [Member]
Schedule of Intangible Assets Balance [Line Items]
Intangible assets	[4]	2,205,700
Accumulated amortization [Member] | Total [Member]
Schedule of Intangible Assets Balance [Line Items]
Intangible assets		$ 2,273,142	2,261,249
Accumulated amortization [Member] | Other assets [Member]
Schedule of Intangible Assets Balance [Line Items]
Intangible assets			0
Accumulated amortization [Member] | Gross carrying amount [member]
Schedule of Intangible Assets Balance [Line Items]
Intangible assets	[4]		$ 2,205,700

[1]	Intangible assets with undefined useful life.
[2]	Intangible assets from the Republic acquisition.
[3]	The San 42 trademark and the goodwill are presented net of impairment losses recorded in 2009 for $16,000 and $2,352,000, respectively.
[4]	Intangible assets from the Grupo San acquisition.